DREYFUS FIXED INCOME SECURITIES
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

June 12, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Dreyfus Fixed Income Securities (the "Fund") Registration File Nos. 333-84224; 811-21047

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Fund’s Registration Statement; and

(2)	the text of the Fund's Registration Statement was filed electronically on May 30, 2002.

DREYFUS FIXED INCOME SECURITIES

By: /s/ Michael A. Rosenberg
            Michael A. Rosenberg
            Secretary